Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Registrant Name	BANCOLOMBIA SA
Entity Central Index Key	0001071371
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	CIB
Entity Common Stock, Shares Outstanding	509,704,584